Note 17 Tangible assets by Spanish and foreign subsidiaries net assets values (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021	Dec. 31, 2020
Tangible assets by Spanish and foreign subsidiaries [Line Items]
Total tangible assets by Spanish and foreign subsidiaries	€ 9,253	€ 8,737	€ 7,298	€ 7,823
BBVA and Spanish Subsidiaries [Member]
Tangible assets by Spanish and foreign subsidiaries [Line Items]
Total tangible assets by Spanish and foreign subsidiaries	4,183	4,285	3,873
Foreign subsidiaries [Member]
Tangible assets by Spanish and foreign subsidiaries [Line Items]
Total tangible assets by Spanish and foreign subsidiaries	€ 5,071	€ 4,452	€ 3,425

[1]	(1) The variation in 2022 corresponds mainly to the closing of the transaction with Merlin Properties in which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group.